20. Employees benefits (Details 5) R$ in Thousands	12 Months Ended
Dec. 31, 2018 BRL (R$)
Employees Benefits Details 5
Current service cost	R$ 15,228
Interest cost rates	213,201
Participants contributions	(37,659)
Net profitability on financial assets	(179,449)
Expense to be recognized by employer	R$ 11,321